Expense Example, No Redemption (Vanguard Equity Income Fund Retail)	Vanguard Equity Income Fund Vanguard Equity Income Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)	Vanguard Equity Income Fund Vanguard Equity Income Fund - Admiral Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	30	20
3 YEAR	93	64
5 YEAR	163	113
10 YEAR	368	255